FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2021
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

DECEMBER 31, 2020 AND 2021

(U.S. dollars in thousands, except share and per share data)

	December 31,
	2020	2021
ASSETS
Current assets:
Cash and cash equivalents	$860	$2,263
Prepaid expenses and other current assets	2,374	379
Total current assets	3,234	2,642
Investments in subsidiaries	764,046	2,159,482
TOTAL ASSETS	$767,280	$2,162,124

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$157	$165
Total current liabilities	157	165
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2020 and 2021; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020, 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021)	37	38
Additional paid-in capital	412,450	1,016,855
Retained earnings	330,118	1,079,042
Accumulated other comprehensive income	26,267	67,773
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(1,749)	(1,749)
Total shareholders’ equity	767,123	2,161,959
TOTAL LIABILITIES AND EQUITY	$767,280	$2,162,124

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

(U.S. dollars in thousands)

	Year ended December 31,
	2019	2020	2021
Operating expenses:
General and administrative	$(11,976)	$(12,728)	$(11,292)
Total operating expenses	(11,976)	(12,728)	(11,292)
Loss from operations	(11,976)	(12,728)	(11,292)
Interest income	21	7	—
Income tax expense	—	(2,391)	—
Net loss before share of results of subsidiaries	(11,955)	(15,112)	(11,292)
Equity in earnings of subsidiaries	41,479	144,307	760,216
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$29,524	$129,195	$748,924

Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	(6,704)	46,204	45,160
Total other comprehensive (loss) income:	(6,704)	46,204	45,160
Comprehensive income	$22,820	$175,399	$794,084

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

(U.S. dollars in thousands)

	Year ended December 31,
	2019	2020	2021
OPERATING ACTIVITIES
Net cash used in operating activities	(933)	(1,066)	(736)

FINANCING ACTIVITIES
Proceeds from options exercised	791	580	2,139
Net cash provided by financing activities	791	580	2,139
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(142)	(486)	1,403
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,488	1,346	860
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$1,346	$860	$2,263

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, Daqo New Energy Corp records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company will continue to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. As of December 31, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been disclosed separately in the consolidated financial statements.